REINSURANCE - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Reinsurer	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Effects of Reinsurance [Line Items]
Reinsurance recoverables included in other long-term assets	$ 822	$ 668
Premiums ceded	842	821	$ 357
Benefits ceded	$ 767	$ 666	$ 272
Number of reinsurers comprising other reinsurance recoverables balance | Reinsurer	18
Maximum carrying value of reinsurance recoverables for a number of reinsurers	$ 76
Number of reinsurers who have placed cash and securities in trusts | Reinsurer	3
Cash and securities in trusts held by certain reinsurers	$ 93
100% Coinsurance Agreements
Effects of Reinsurance [Line Items]
Percentage of coinsurance agreement	100.00%
Reinsurance Recoverables | Reinsurer Concentration Risk
Effects of Reinsurance [Line Items]
Percentage of reinsurance recoverables resulting from 100% coinsurance agreements	34.00%	43.00%